Contingent liabilities and legal proceedings - Disclosure of legal proceedings (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) participant case	Dec. 31, 2021 USD ($)
Assets previously sold | Provision for decommissioning, restoration and rehabilitation costs, production facilities
Disclosure of detailed information about legal proceedings [Line Items]
Estimated increase in existing provisions, decommissioning | $	$ 16,000,000,000	$ 13,000,000,000
Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation claims approved for compensation	27,603
Medical Benefits Class Action Settlement | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Losses on litigation settlements | $	$ 67,000,000
Number of litigation claims denied	9,624
SPC claims | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation claims approved for compensation	22,833
PMCP claims | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation claims approved for compensation	4,770
LMPC claims | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Period within which notice must be filed	4 years
Number of litigation cases pending	105
Other civil complaints - personal injury | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation cases pending	414
Number of litigation claims denied, motion granted to BPXP	300
Non-US government lawsuits | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of class actions filed	2
FERC and CFTC matters
Disclosure of detailed information about legal proceedings [Line Items]
Civil penalty | $	$ 20,160,000
Amount of unjust profits directed to disgorge | $	$ 207,169
Louisiana Coastal Restoration
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation cases pending	17
Number of coastal parishes | participant	6
Lawsuits filed against oil and gas companies	40
Louisiana Coastal Restoration - private landowners
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation cases pending	2
Number of plaintiffs | participant	4